BUSINESS COMBINATION - Narrative (Details) $ / shares in Units, $ in Thousands, shares in Millions			12 Months Ended		24 Months Ended
	Jun. 21, 2021 USD ($) d vote $ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2021 USD ($) vote $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2021 USD ($) vote $ / shares
Schedule of Reverse Recapitalization [Line Items]
Recapitalization exchange ratio		0.233
Maximum aggregate cash electing shares available percent	15.00%
Threshold trading days | d	20
Threshold consecutive trading days | d	30
Value per share (USD per share)	$ 10.00
Aggregate purchase price | $	$ 868,380
Equity issuance costs | $	32,800
Expenses primarily related to advisory, legal, and accounting fees | $			$ 100	$ 1,300	$ 1,400
Aggregate consideration | $	1,041,000
MGM | MGM | Marketing Agreement
Schedule of Reverse Recapitalization [Line Items]
Payment to terminate profit share provision | $	$ 20,000
Earnout tranche one
Schedule of Reverse Recapitalization [Line Items]
Stock closing price trigger (USD per share)	$ 12.50
Earnout tranche two
Schedule of Reverse Recapitalization [Line Items]
Stock closing price trigger (USD per share)	$ 15.00
Acies
Schedule of Reverse Recapitalization [Line Items]
Issued shares (shares) | shares	25.0
Value per share (USD per share)	$ 10.00
Aggregate purchase price | $	$ 250,000
Acies | Redeemable warrant
Schedule of Reverse Recapitalization [Line Items]
Recapitalization exchange ratio	0.33333
Common Class A
Schedule of Reverse Recapitalization [Line Items]
Votes per share | vote	1		1		1
Common stock, par value (USD per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Recapitalization exchange ratio	1
Common Class A | Acies
Schedule of Reverse Recapitalization [Line Items]
Common stock, par value (USD per share)	$ 0.0001
Recapitalization exchange ratio	1
Class B common stock
Schedule of Reverse Recapitalization [Line Items]
Votes per share | vote	20		20		20
Common stock, par value (USD per share)		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Old PLAYSTUDIOS Stock
Schedule of Reverse Recapitalization [Line Items]
Recapitalization exchange ratio	0.233
Recapitalization Cash Exchange Ratio	$ 2.33
Earnout Shares
Schedule of Reverse Recapitalization [Line Items]
Additional "Earn out" shares (shares) | shares	15.0